Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2020
BFLY Operations Inc
Schedule of future minimum rental payments under non-cancelable operating leases

The following is a schedule of future minimum rental payments under non-cancelable operating leases with initial terms in excess of one year (in thousands):

Years ending December 31:
2021	$1,044
2022	2,043
2023	1,934
2024	1,904
2025	1,987
Thereafter	7,354
Total future minimum rental payments	$16,266